PIMCO Variable Insurance Trust

Supplement Dated November 6, 2015 to the Administrative Class Prospectus,

Institutional Class Prospectus, and Advisor and Class M Prospectus, each dated April 30, 2015,

each as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

PIMCO Foreign Bond Portfolio (Unhedged)

Effective December 1, 2015, the broad-based benchmark index of the PIMCO Foreign Bond Portfolio (Unhedged) is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD. The JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Administrative Class Prospectus:

	1 Year	5 Years	Since Inception (04/30/2008)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	1.88%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the

“Performance Information” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Institutional Class Prospectus:

	1 Year	Since Inception (04/30/2012)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	-1.72%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Foreign Bond Portfolio (Unhedged)’s Portfolio Summary in the Advisor and Class M Prospectus:

	1 Year	5 Years	Since Inception (03/31/2009)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	3.48%

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective December 1, 2015, the broad-based benchmark index of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) is the Barclays Global Aggregate ex-USD (USD Hedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global ex-U.S. Index Hedged in USD. The JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-U.S. Index Hedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s Portfolio Summary in the Prospectuses:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	8.79%	4.70%	4.65%

PIMCO Global Bond Portfolio (Unhedged)

Effective December 1, 2015, the broad-based benchmark index of the PIMCO Global Bond Portfolio (Unhedged) is the Barclays Global Aggregate (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD. The JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Administrative Class Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	3.60%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Institutional Class Prospectus:

	1 Year	5 Years	Since Inception (01/31/2006)
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	4.43%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the

“Performance Information” section of the PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Advisor and Class M Prospectus:

	1 Year	5 Years	Since Inception (10/31/2006)
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	4.32%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_110615

PIMCO Variable Insurance Trust

Supplement Dated November 6, 2015 to the PIMCO Foreign Bond Portfolio (Unhedged)

Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class

Prospectus and PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus, each dated

April 30, 2015, each as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”)

Effective December 1, 2015, the Portfolio’s broad-based benchmark index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the second sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD. The JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Administrative Class Prospectus:

	1 Year	5 Years	Since Inception (04/30/2008)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	1.88%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Institutional Class Prospectus:

	1 Year	Since Inception (04/30/2012)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	-1.72%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Advisor Class Prospectus:

	1 Year	5 Years	Since Inception (03/31/2009)
Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	-3.08%	1.38%	3.48%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_110615

PIMCO Variable Insurance Trust

Supplement Dated November 6, 2015 to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Prospectus, each dated April 30, 2015, each as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”)

Effective December 1, 2015, the Portfolio’s broad-based benchmark index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the third sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 7.39 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate ex-USD (USD Hedged) Index. The Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global ex-U.S. Index Hedged in USD. The JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global ex-U.S. Index Hedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses:

	1 Year	5 Years	10 Years
Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)	8.79%	4.70%	4.65%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_110615

PIMCO Variable Insurance Trust

Supplement Dated November 6, 2015 to the PIMCO Global Bond Portfolio (Unhedged)

Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class

Prospectus and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus, each dated

April 30, 2015, each as supplemented (the “Prospectuses”)

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective December 1, 2015, the Portfolio’s broad-based benchmark index is the Barclays Global Aggregate (USD Unhedged) Index. Accordingly, the following changes are made.

Effective December 1, 2015, the fourth sentence of the second paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Barclays Global Aggregate (USD Unhedged) Index, as calculated by PIMCO, which as of September 30, 2015 was 6.42 years.

Additionally, effective December 1, 2015, the second paragraph of the “Performance Information” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Portfolio’s broad-based securities market index is the Barclays Global Aggregate (USD Unhedged) Index. The Barclays Global Aggregate (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities, and USD investment grade 144A securities. It is not possible to invest directly in an unmanaged index. The Portfolio’s new broad-based securities market index was selected as its use is more closely aligned with the Portfolio’s principal investment strategies. Prior to December 1, 2015, the Portfolio’s primary benchmark was the JPMorgan GBI Global FX NY Index Unhedged in USD. The JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets.

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Administrative Class Prospectus:

	1 Year	5 Years	10 Years
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	3.60%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Institutional Class Prospectus:

	1 Year	5 Years	Since Inception (01/31/2006)
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	4.43%

Additionally, effective December 1, 2015, the following disclosure is added above the row relating to the JPMorgan GBI Global FX NY Index Unhedged in USD in the Average Annual Total Returns table in the “Performance Information” section of the Portfolio’s Portfolio Summary in the Portfolio’s Advisor Class Prospectus:

	1 Year	5 Years	Since Inception (10/31/2006)
Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)	0.59%	2.65%	4.32%

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_110615

PIMCO Variable Insurance Trust

Supplement dated November 6, 2015 to the

Statement of Additional Information, dated April 30, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged) (the “Portfolios”)

Effective December 1, 2015, the PIMCO Foreign Bond Portfolio (Unhedged)’s broad-based benchmark index is the Barclays Global Aggregate ex-USD (USD Unhedged) Index, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s broad-based benchmark index is the Barclays Global Aggregate ex-USD (USD Hedged) Index, and the PIMCO Global Bond Portfolio (Unhedged)’s broad-based benchmark index is the Barclays Global Aggregate (USD Unhedged) Index.

Accordingly, effective December 1, 2015, the rows relating to the Portfolios in the table listing Portfolio benchmarks in the “Portfolio Managers” section of the SAI are deleted in their entirety and replaced with the following:

Portfolio	Benchmark Index
PIMCO Foreign Bond Portfolio (Unhedged)	Barclays Global Aggregate ex-USD (USD Unhedged) Index
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	Barclays Global Aggregate ex-USD (USD Hedged) Index
PIMCO Global Bond Portfolio (Unhedged)	Barclays Global Aggregate (USD Unhedged) Index

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP5_110615